International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2014
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(24) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows
(Parent Company Only)

Years ended December 31, 2014, 2013 and 2012
(Dollars in Thousands)

	2014	2013	2012
Operating activities:
Net income	$153,151	$126,351	$107,835
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges on available for sale securities	254	754	—
Stock compensation expense	1,058	414	474
Increase (decrease) in other liabilities	416	(969)	6,711
Equity in (undistributed) distributed net income of subsidiaries	(79,695)	(93,089)	119,181

Net cash provided by operating activities	75,184	33,461	234,201

Investing activities:
Principal collected on mortgage-backed securities	1,301	1,207	1,985
Net decrease in notes receivable	109	96	86
(Increase) decrease in other assets and other investments	(7,008)	432	6,418

Net cash (used in) provided by investing activities	(5,598)	1,735	8,489

Financing activities:
Repayment of trust preferred securities	(15,310)	—	—
Redemption of preferred shares	—	—	(216,000)
Proceeds from stock transactions	555	265	51
Payments of cash dividends—common	(34,762)	(28,894)	(26,894)
Payments of cash dividends—preferred	—	—	(10,260)
Purchase of treasury stock	(18,923)	—	(1,716)

Net cash used in financing activities	(68,440)	(28,629)	(254,819)

Increase (decrease) in cash	1,146	6,567	(12,129)
Cash at beginning of year	8,106	1,539	13,668

Cash at end of year	$9,252	$8,106	$1,539